Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Revenue	$ 10,270,988	$ 6,735,689
Cost of revenue	(8,473,079)	(5,021,704)
Gross profit	1,797,909	1,713,985
Operating expenses:
Selling expenses	(412,056)	(481,822)
General and administrative expenses	(2,682,433)	(458,358)
Research and development expenses	(770,713)	(618,137)
Total operating expenses	(3,865,202)	(1,558,317)
Operating (loss) income	(2,067,293)	155,668
Other income (expenses):
Interest income	135,574	1,186
Interest expenses	(94,780)	(91,740)
Other income, net	19,810	344,341
Other expense, net	(4,272)	(1,831)
Exchange gain	33,838	280
Total other expenses, net	90,170	252,236
(Loss) Income before income tax	(1,977,123)	407,904
Income tax benefits (expenses)	1,703	(17,823)
Net (loss) income	(1,975,420)	390,081
Comprehensive income (loss)
Net (loss) income	(1,975,420)	390,081
Foreign currency translation adjustments, net of tax	218,808	(218,837)
Comprehensive (loss) income	$ (1,756,612)	$ 171,244
Earnings per share, basic (in Dollars per share)	$ (0.13)	$ 0.03
Earnings per share, diluted (in Dollars per share)	$ (0.13)	$ 0.03
Weighted average number of shares (in Shares)	14,787,293	12,500,000